Director M Access

Separate Account Three

Hartford Life and Annuity Insurance Company

File No. 333-119423

Supplement Dated March 7, 2007 to the Prospectus Dated August 14, 2006

Supplement Dated March 7, 2007 to your Prospectus

Effective on May 1, 2007, the following Underlying Funds will be added in alphabetical order to the section entitled “Synopsis” in the Annual Fund Operating Expense table, and the Fund Sub-Accounts will be added in alphabetical order to the section entitled “General Contract Information” under the sub-section entitled “The Funds”:

AllianceBernstein Global Research Growth

AllianceBernstein International Value

Hartford Global Advisers HLS

Hartford Global Leaders HLS

Hartford International Capital Appreciation HLS

Hartford International Opportunities HLS

Hartford International Small Company HLS

Oppenheimer Global Securities VA

Putnam Global Asset Allocation

Putnam International Equity

Van Kampen – UIF Emerging Markets Equity

This supplement should be retained with the prospectus for future reference.

HV-6093